Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	$ 0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	1.11%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	97.00%
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0
Stock-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	$ 120